ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 5. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities amounted to $92,366 and $112,671 as of March 31, 2023, and December 31, 2022, respectively. Accounts payable consisted of payroll liabilities and related costs. Accrued liability is mainly accrued interest of the Economic Injury Disaster Loan (“EIDL”) loan (see Note 8), credit cards, refund liability and deferred revenue (see Note 7).

	March 31, 2023	December 31, 2022

Credit Cards	$37,660	$44,473
Refund Liability	-	-
Deferred Revenue	18,825	17,506
Payroll liabilities	1,141	24,206
Payroll tax liabilities	2,767	84
Accrued interest	31,809	25,978
Other liabilities	164	424
Net balance	$92,366	$112,671

NOTE 6. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities amounted to $112,671 and $175,702 as of December 31, 2022 and December 31, 2021, respectively. Accounts payable consisted of payroll liabilities and related costs. Accrued liability is mainly accrued interest of the Economic Injury Disaster Loan (“EIDL”) loan (see Note 8), credit cards, refund liability and deferred revenue (see Note 7).

	December 31, 2022	December 31, 2021

Credit Cards	$44,473	$21,451
Refund Liability	-	74,384
Deferred Revenue	17,506	63,009
Payroll liabilities	24,206	-
Payroll tax liabilities	84	7,441
Accrued interest	25,978	9,417
Other liabilities	424	-
Net balance	$112,671	$175,702